Summary Prospectus Supplement	December 31, 2016

Putnam AMT-Free Municipal Fund
Summary Prospectus dated November 30, 2016

Putnam Arizona Tax Exempt Income Fund
Summary Prospectus dated September 30, 2016

Putnam California Tax Exempt Income Fund
Summary Prospectus dated January 30, 2016

Putnam Massachusetts Tax Exempt Income Fund
Summary Prospectus dated September 30, 2016

Putnam Michigan Tax Exempt Income Fund
Summary Prospectus dated September 30, 2016

Putnam Minnesota Tax Exempt Income Fund
Summary Prospectus dated September 30, 2016

Putnam New Jersey Tax Exempt Income Fund
Summary Prospectus dated September 30, 2016

Putnam New York Tax Exempt Income Fund
Summary Prospectus dated March 30, 2016

Putnam Ohio Tax Exempt Income Fund
Summary Prospectus dated September 30, 2016

Putnam Pennsylvania Tax Exempt Income Fund
Summary Prospectus dated September 30, 2016

Putnam Tax Exempt Income Fund
Summary Prospectus dated January 30, 2016

Putnam Tax-Free High Yield Fund
Summary Prospectus dated November 30, 2016

The section Your fund’s management is supplemented to reflect that each fund’s portfolio managers are now Paul Drury and Garrett Hamilton, CFA. Mr. Hamilton joined each fund in December 2016 and is a Portfolio Manager.

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